SEGMENT INFORMATION - Reconciliation from Net Income Under US GAAP To Adjusted EBIT and Adjusted EBITDA (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Segment Reporting Information [Line Items]
Revenues	$ 6,360	$ 6,686	$ 20,384	$ 21,504
Net income	643	231	1,334	841
Add back:
Income tax expense	(486)	131	(261)	312
Interest expense of Industrial Activities, net of interest income and eliminations	62	79	181	260
Foreign exchange losses, net	19	12	39	134
Finance and non-service component of Pension and OPEB costs(2)	(16)	(17)	(47)	(3)
Adjustments:
Restructuring expenses	42	8	78	16
Other discrete items	137		137
Adjusted EBIT	401	444	1,461	1,560
Depreciation and amortization	162	174	494	538
Depreciation of assets on operating lease and assets sold with buy-back commitment	137	155	419	478
Adjusted EBITDA	700	773	2,374	2,576
Benefits modification amortization	$ 30	$ 30	$ 90	$ 50
Amortization period of retirement benefits payable	4 years 6 months	4 years 6 months	4 years 6 months	4 years 6 months
Reduction of plan liability	$ 527	$ 527	$ 527	$ 527
Other asset optimization expense	135		135
Eliminations
Segment Reporting Information [Line Items]
Revenues	(19)	(28)	(62)	(89)
Net income	0	0	0	0
Add back:
Income tax expense	0	0	0	0
Interest expense of Industrial Activities, net of interest income and eliminations	0	0	0	0
Foreign exchange losses, net	0	0	0	0
Finance and non-service component of Pension and OPEB costs(2)	0	0	0	0
Adjustments:
Restructuring expenses	0	0	0	0
Other discrete items	0		0
Adjusted EBIT	0	0	0	0
Depreciation and amortization	0	0	0	0
Depreciation of assets on operating lease and assets sold with buy-back commitment	0	0	0	0
Adjusted EBITDA	0	0	0	0
Industrial Activities
Segment Reporting Information [Line Items]
Revenues	5,915	6,268	19,042	20,197
Net income	643	231	1,334	841
Add back:
Income tax expense	(520)	100	(362)	202
Adjustments:
Restructuring expenses	41	8	75	16
Industrial Activities | Operating segments
Segment Reporting Information [Line Items]
Revenues	5,892	6,245	18,966	20,124
Net income	561	139	1,066	544
Add back:
Income tax expense	(520)	100	(362)	202
Interest expense of Industrial Activities, net of interest income and eliminations	62	79	181	260
Foreign exchange losses, net	19	12	39	134
Finance and non-service component of Pension and OPEB costs(2)	(16)	(17)	(47)	(3)
Adjustments:
Restructuring expenses	41	8	75	16
Other discrete items	137		137
Adjusted EBIT	284	321	1,089	1,153
Depreciation and amortization	162	174	492	535
Depreciation of assets on operating lease and assets sold with buy-back commitment	77	96	235	293
Adjusted EBITDA	523	591	1,816	1,981
Industrial Activities | Unallocated items, eliminations and other
Segment Reporting Information [Line Items]
Revenues	(489)	(493)	(1,678)	(1,774)
Adjustments:
Restructuring expenses	0	0	1	0
Other discrete items	2		2
Adjusted EBIT	(29)	(51)	(120)	(178)
Depreciation and amortization	2	0	2	1
Depreciation of assets on operating lease and assets sold with buy-back commitment	0	0	0	0
Adjusted EBITDA	(27)	(51)	(118)	(177)
Agriculture | Operating segments
Segment Reporting Information [Line Items]
Revenues	2,446	2,636	8,031	8,527
Adjustments:
Restructuring expenses	9	3	27	4
Other discrete items	0		0
Adjusted EBIT	152	196	661	778
Depreciation and amortization	69	75	213	229
Depreciation of assets on operating lease and assets sold with buy-back commitment	0	1	0	2
Adjusted EBITDA	221	272	874	1,009
Construction | Operating segments
Segment Reporting Information [Line Items]
Revenues	664	726	2,061	2,207
Adjustments:
Restructuring expenses	18	0	22	0
Other discrete items	0		0
Adjusted EBIT	10	26	48	59
Depreciation and amortization	13	15	42	46
Depreciation of assets on operating lease and assets sold with buy-back commitment	0	0	0	0
Adjusted EBITDA	23	41	90	105
Commercial and Specialty Vehicles | Operating segments
Segment Reporting Information [Line Items]
Revenues	2,331	2,404	7,443	7,788
Adjustments:
Restructuring expenses	9	5	20	11
Other discrete items	135		135
Adjusted EBIT	70	68	221	209
Depreciation and amortization	49	53	143	161
Depreciation of assets on operating lease and assets sold with buy-back commitment	77	95	235	291
Adjusted EBITDA	196	216	599	661
Powertrain | Operating segments
Segment Reporting Information [Line Items]
Revenues	940	972	3,109	3,376
Adjustments:
Restructuring expenses	5	0	5	1
Other discrete items	0		0
Adjusted EBIT	81	82	279	285
Depreciation and amortization	29	31	92	98
Depreciation of assets on operating lease and assets sold with buy-back commitment	0	0	0	0
Adjusted EBITDA	110	113	371	383
Financial Services
Segment Reporting Information [Line Items]
Revenues	487	469	1,480	1,469
Net income	82	92	268	297
Add back:
Income tax expense	34	31	101	110
Adjustments:
Restructuring expenses	1	0	3	0
Financial Services | Operating segments
Segment Reporting Information [Line Items]
Revenues	487	469	1,480	1,469
Net income	82	92	268	297
Add back:
Income tax expense	34	31	101	110
Interest expense of Industrial Activities, net of interest income and eliminations	0	0	0	0
Foreign exchange losses, net	0	0	0	0
Finance and non-service component of Pension and OPEB costs(2)	0	0	0	0
Adjustments:
Restructuring expenses	1	0	3	0
Other discrete items	0		0
Adjusted EBIT	117	123	372	407
Depreciation and amortization	0	0	2	3
Depreciation of assets on operating lease and assets sold with buy-back commitment	60	59	184	185
Adjusted EBITDA	177	182	558	595
Financial Services | Eliminations
Segment Reporting Information [Line Items]
Revenues	$ (19)	$ (28)	$ (62)	$ (89)